Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents.
Schedule of cash and cash equivalents

	2025	2024
	$	$
Cash and cash equivalents held in Canadian dollars	112,912	11,776

Cash and cash equivalents held in U.S. dollars	220,426	63,615
Cash and cash equivalents held in U.S. dollars (Canadian dollars equivalent)	302,115	91,535

Cash held and cash equivalents in Mexican Pesos	95,200	48,234
Cash held and cash equivalents in Mexican Pesos (Canadian dollars equivalent)	7,256	3,342
	422,283	106,653